Goodwill, Trade Name and Other Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Trade name and other intangible assets, net	$ 411,696	$ 644,339
Non-compete agreements
Indefinite-lived Intangible Assets [Line Items]
Gross intangible assets	2,405	4,678
Accumulated amortization:	(425)	(4,437)
Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Gross intangible assets	640	640
Accumulated amortization:	(284)	(242)
ATI trade name
Indefinite-lived Intangible Assets [Line Items]
Gross intangible assets	$ 409,360	$ 643,700